Organization and nature of business	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 – Organization and nature of business

Tantech Holdings Ltd. (“Tantech” or “Tantech BVI”) is a holding company established under the laws of the British Virgin Islands on November 19, 2010. Through its 100% owned subsidiary in Hong Kong, USCNHK Group Limited (“USCNHK”), its 100% owned operating subsidiaries located in the People’s Republic of China (“China” or “PRC”), Zhejiang Tantech Bamboo Technology Co., Ltd. (“Tantech Bamboo” or “Bamboo”), Tantech is engaged in the research and development, production and distribution of various products made from bamboo.

In addition, Tantech Bamboo also has five wholly-owned subsidiaries: Zhejiang Tantech Bamboo Charcoal Co., Ltd. (“Tantech Charcoal” or “Charcoal”), Zhejiang Tantech Energy Tech Co., Ltd. (“Tantech Energy” or “Energy”), Zhejiang Babiku Charcoal Co., Ltd. (“Tantech Babiku” or “Babiku”), LishuiZhongzhu Charcoal Co., Ltd. (“LishuiZhongzhu” or “Zhongzhu”) and Hangzhou Tanbo Tech Co., Ltd. (“Tanbo Tech” or “Tanbo”). Tantech Charcoal conducts trading business, including the export of charcoal products; Tantech Energy is engaged in the manufacturing of EDLC carbon and low emission barbecue (“BBQ”) charcoal; Tantech Babiku, established by Tantech Bamboo on October 20, 2015, conducts BBQ charcoal business and Tantech Energy is currently in the process of transferring its low emission BBQ charcoal business to Tantech Babiku. Lishui Zhongzhu, established by Tantech Bamboo on November 18, 2015, is engaged in the production and sales of active charcoal and other products. Tanbo Tech, another new entity established by Tantech Bamboo on December 8, 2015, plans to explore business opportunities outside Lishui area.

On August 19, 2015, the Board of Directors of the Company authorized USCNHK to form a wholly-owned subsidiary, LishuiTantech Energy Tech Co., Ltd. (“LishuiTantech”), as a holding company to hold its 95% equity interest in Tantech Bamboo. On April 7, 2016, LishuiTantech was registered in Lishui, China under the PRC law. On June 24, 2016, Tantech BVI, through LishuiTantech, entered into an equity purchase agreement with the five individual holders of the remaining 5% interest of Tantech Bamboo, to acquire the 5% interest of Tantech Bamboo for 1,018,935 shares of the Company’s common stock. The transfer of the 5% equity interest was completed on December 28, 2016.